Change in Accounting Policies - Additional Information (Details) $ in Millions	Jul. 01, 2019 USD ($)
Disclosure Of Changes In Accounting Estimates [Line Items]
Increase in property, plant and equipment	$ 4.7
Increase in lease liabilities	5.6
Net impact on retained earnings	$ 0.9
Top of Range
Disclosure Of Changes In Accounting Estimates [Line Items]
Operating leases remaining lease term	12 months